Document and Entity Information Document	Feb. 18, 2020	Nov. 07, 2019
Cover page.
Document Type	8-K
Document Period End Date	Mar. 19, 2020
Entity Registrant Name	YELP INC.
Entity Central Index Key		0001345016
Amendment Flag		false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35444
Entity Tax Identification Number	20-1854266
Entity Address, Address Line One	140 New Montgomery Street, 9th Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	(415)
Local Phone Number	908-3801
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.000001 per share
Trading Symbol	YELP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Addresses [Line Items]
Entity Address, Address Line One	140 New Montgomery Street, 9th Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
Document Information [Line Items]
Document Period End Date	Mar. 19, 2020